Derivative Financial Instruments (Commodity Contracts) (Detail)	6 Months Ended
Jun. 30, 2012 bbl
Swaps [Member] | Year Outstanding One [Member]
Derivatives And Hedging Activities [Line Items]
Weighted Average Fixed Price	101.85
Total Bbls Hedged	222,000
Swaps [Member] | Year Outstanding Three [Member]
Derivatives And Hedging Activities [Line Items]
Weighted Average Fixed Price	100.30
Total Bbls Hedged	408,000
Swaps [Member] | Year Outstanding Five [Member]
Derivatives And Hedging Activities [Line Items]
Weighted Average Fixed Price	97.87
Total Bbls Hedged	240,000
Collars [Member] | Year Outstanding Two [Member]
Derivatives And Hedging Activities [Line Items]
Weighted Average Floor Price	100.00
Weighted Average Ceiling Price	117.00
Total Bbls Hedged	36,000
Collars [Member] | Year Outstanding Four [Member]
Derivatives And Hedging Activities [Line Items]
Weighted Average Floor Price	100.00
Weighted Average Ceiling Price	111.00
Total Bbls Hedged	72,000